Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Revenues	$ 16,427	$ 18,572	$ 33,757	$ 37,385
Vessel operating expenses	10,182	9,831	19,830	19,678
General and administrative	10,252	6,990	18,540	13,498
Interest income	0	1,217	0	1,217
Interest expense	112	166	223	224
Net income from related party transactions from discontinued operations		(2,134)		(4,309)
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Net income from related party transactions from discontinued operations	$ 0	$ 6,992	$ 0	$ 19,255